Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Account revenue	$ 131,053	$ 135,847
Payment transaction revenue	58,231	41,109
Higher education institution revenue	38,667	33,155
Other revenue	910	1,012
Gross revenue	228,861	$ 211,123
Less: allowance for customer restitution	(8,750)
Revenue	220,111	$ 211,123
Cost of revenue	102,389	88,824
Gross margin	117,722	122,299
Operating expenses:
General and administrative	65,292	58,555
Product development	7,194	9,305
Sales and marketing	$ 18,098	17,058
Litigation settlement and related costs		16,320
Merger and acquisition related (income) expenses, net		(4,791)
Total operating expenses	$ 90,584	96,447
Income from operations	27,138	25,852
Interest income	92	88
Interest expense	(3,266)	(3,082)
Other income	678	622
Net income before income taxes	24,642	23,480
Income tax expense	9,675	9,352
Net income	14,967	14,128
Net income available to common stockholders:
Basic	14,967	14,128
Diluted	$ 14,967	$ 14,128
Weighted average shares outstanding:
Basic (in shares)	47,209,780	46,717,359
Diluted (in shares)	48,050,039	48,368,365
Net income available to common stockholders per common share:
Basic (in dollars per share)	$ 0.32	$ 0.30
Diluted (in dollars per share)	$ 0.31	$ 0.29